Intangible Assets,Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Purchase of intangible assets	¥ 52,017	$ 7,566	¥ 88	¥ 1,223
Amortization of intangible assets	443	$ 65	¥ 175
2019	6,313
2020	6,313
2021	6,313
2022	6,313
2023	6,313
Thereafter	6,313
Patents
Finite Lived Intangible Assets [Line Items]
Purchase of intangible assets	¥ 51,470